Financing Receivables (Schedule Of Financing Receivables Non Accrual Status) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 10,686	¥ 17,834
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	92	144
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	3,728	4,447
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	1,862	8,502
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	1,034	801
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 3,970	¥ 3,940